Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Employee benefit expenses incurred	¥ 34,607	¥ 40,549	¥ 44,582